Quarterly Holdings Report
for
Fidelity® Sustainability Bond Index Fund
November 30, 2023
SBI-NPRT1-0124
1.9887290.105
Nonconvertible Bonds - 25.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	650,000	566,158
2.75% 6/1/31	150,000	126,135
3.5% 6/1/41	50,000	37,162
3.5% 9/15/53	321,000	213,710
3.55% 9/15/55	254,000	167,454
3.65% 9/15/59	125,000	82,502
3.85% 6/1/60	165,000	113,135
4.65% 6/1/44	20,000	16,650
5.15% 3/15/42	60,000	54,356
Bell Canada:
3.65% 8/15/52	50,000	35,661
5.1% 5/11/33	50,000	48,793
British Telecommunications PLC 9.625% 12/15/30	55,000	66,534
Deutsche Telekom International Financial BV 9.25% 6/1/32	50,000	62,995
Orange SA 5.5% 2/6/44	60,000	57,831
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	144,290
7.045% 6/20/36	106,000	114,897
TELUS Corp. 3.4% 5/13/32	50,000	42,709
Verizon Communications, Inc.:
0.85% 11/20/25	135,000	124,077
1.5% 9/18/30	400,000	318,547
2.355% 3/15/32	201,000	160,335
2.65% 11/20/40	70,000	47,650
2.85% 9/3/41	170,000	118,140
2.987% 10/30/56	123,000	75,507
3.55% 3/22/51	140,000	100,696
4% 3/22/50	38,000	29,445
4.016% 12/3/29	200,000	187,799
4.75% 11/1/41	189,000	173,849
		3,287,017
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	43,172
2.65% 1/13/31	50,000	42,978
3.35% 3/24/25	100,000	97,576
3.6% 1/13/51	20,000	15,112
3.8% 3/22/30	80,000	75,222
4.7% 3/23/50	20,000	18,272
6.2% 12/15/34	225,000	245,717
		538,049
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	50,000	46,471
1.1% 8/15/30	60,000	48,246
1.9% 8/15/40	60,000	39,573
2.05% 8/15/50	60,000	35,229
Baidu, Inc. 4.125% 6/30/25	200,000	195,100
		364,619
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	80,000	53,524
3.9% 6/1/52	220,000	140,747
4.4% 4/1/33	285,000	252,872
5.5% 4/1/63	175,000	138,464
Comcast Corp.:
1.5% 2/15/31	300,000	236,297
1.95% 1/15/31	180,000	146,482
2.45% 8/15/52	100,000	57,664
2.65% 2/1/30	100,000	87,450
2.937% 11/1/56	190,000	116,088
2.987% 11/1/63	95,000	56,438
3.25% 11/1/39	40,000	30,420
3.4% 4/1/30	30,000	27,338
3.45% 2/1/50	100,000	71,557
3.75% 4/1/40	10,000	8,146
4.55% 1/15/29	80,000	78,562
4.65% 7/15/42	50,000	43,930
4.95% 10/15/58	50,000	45,438
5.35% 5/15/53	80,000	77,248
Discovery Communications LLC:
3.625% 5/15/30	69,000	60,973
4% 9/15/55	120,000	79,375
4.65% 5/15/50	70,000	52,860
5.3% 5/15/49	20,000	16,314
Fox Corp. 4.709% 1/25/29	210,000	204,670
Grupo Televisa SA de CV 6.625% 1/15/40	60,000	59,550
Magallanes, Inc.:
3.755% 3/15/27	50,000	47,179
4.279% 3/15/32	73,000	64,398
5.141% 3/15/52	68,000	54,350
5.391% 3/15/62	125,000	99,609
Paramount Global:
4.2% 5/19/32	60,000	50,730
4.95% 1/15/31	100,000	90,561
4.95% 5/19/50	90,000	66,205
Time Warner Cable LLC:
6.55% 5/1/37	50,000	47,218
7.3% 7/1/38	95,000	95,026
TWDC Enterprises 18 Corp. 4.125% 12/1/41	55,000	46,479
		2,804,162
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc.:
4.3% 2/15/48	100,000	75,342
4.55% 3/15/52	90,000	71,395
Sprint Corp. 7.625% 3/1/26	140,000	145,171
T-Mobile U.S.A., Inc.:
3% 2/15/41	70,000	49,379
3.5% 4/15/25	530,000	515,474
3.6% 11/15/60	75,000	50,018
3.875% 4/15/30	230,000	211,258
4.5% 4/15/50	62,000	51,561
5.05% 7/15/33	100,000	96,959
5.2% 1/15/33	130,000	128,008
5.65% 1/15/53	65,000	63,492
Vodafone Group PLC:
4.125% 5/30/25	120,000	117,872
4.375% 5/30/28	25,000	24,510
5% 5/30/38	43,000	40,870
5.125% 6/19/59	60,000	50,360
5.25% 5/30/48	20,000	18,262
6.15% 2/27/37	50,000	51,638
		1,761,569
TOTAL COMMUNICATION SERVICES		8,755,416
CONSUMER DISCRETIONARY - 1.7%
Automobile Components - 0.0%
Lear Corp. 3.5% 5/30/30	50,000	43,149
Automobiles - 0.5%
American Honda Finance Corp.:
1.2% 7/8/25	360,000	338,025
5.125% 7/7/28	40,000	40,127
Ford Motor Co.:
5.291% 12/8/46	60,000	48,771
6.1% 8/19/32	130,000	126,612
General Motors Co.:
5.2% 4/1/45	120,000	101,296
5.6% 10/15/32	50,000	48,910
General Motors Financial Co., Inc.:
1.25% 1/8/26	555,000	504,895
2.4% 4/10/28	80,000	69,987
2.7% 8/20/27	145,000	130,430
5.65% 1/17/29	80,000	79,663
Toyota Motor Corp.:
2.358% 7/2/24	60,000	58,952
5.123% 7/13/33	50,000	51,295
		1,598,963
Broadline Retail - 0.5%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	200,000	161,002
3.4% 12/6/27	285,000	265,415
Amazon.com, Inc.:
1% 5/12/26	193,000	176,111
2.1% 5/12/31	193,000	160,932
2.875% 5/12/41	185,000	137,395
3.1% 5/12/51	193,000	135,100
3.15% 8/22/27	240,000	227,281
3.6% 4/13/32	200,000	183,932
4.25% 8/22/57	50,000	42,879
eBay, Inc.:
1.4% 5/10/26	118,000	107,640
2.7% 3/11/30	50,000	42,928
		1,640,615
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	50,771
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc. 3.5% 10/15/32	80,000	67,995
McDonald's Corp.:
3.3% 7/1/25	11,000	10,673
3.5% 7/1/27	20,000	19,031
3.6% 7/1/30	165,000	151,969
3.625% 5/1/43	50,000	38,190
3.7% 1/30/26	155,000	150,649
4.2% 4/1/50	18,000	14,651
4.45% 9/1/48	64,000	54,923
6.3% 3/1/38	60,000	65,216
Starbucks Corp.:
2% 3/12/27	170,000	154,923
2.55% 11/15/30	100,000	85,438
3.8% 8/15/25	50,000	48,738
4.5% 11/15/48	32,000	27,354
		889,750
Household Durables - 0.0%
Whirlpool Corp. 5.5% 3/1/33	50,000	48,275
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	65,000	58,453
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 5.95% 3/9/28	41,000	39,230
AutoNation, Inc. 4.75% 6/1/30	50,000	46,390
AutoZone, Inc.:
3.75% 6/1/27	50,000	47,811
4.5% 2/1/28	55,000	53,605
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	79,777
2.625% 4/1/31	50,000	42,014
2.8% 9/15/41	90,000	61,157
3% 10/15/50	60,000	37,815
3.1% 5/3/27	34,000	32,022
4.05% 5/3/47	62,000	47,944
4.45% 4/1/62	50,000	38,701
4.5% 4/15/30	50,000	48,211
5% 4/15/33	75,000	73,373
5.125% 4/15/50	20,000	17,965
5.75% 7/1/53	20,000	19,718
O'Reilly Automotive, Inc. 4.2% 4/1/30	60,000	56,157
The Home Depot, Inc.:
2.375% 3/15/51	113,000	65,876
2.95% 6/15/29	280,000	256,224
3.3% 4/15/40	200,000	155,842
4.2% 4/1/43	50,000	42,921
4.5% 9/15/32	50,000	49,015
4.5% 12/6/48	70,000	61,720
TJX Companies, Inc. 1.6% 5/15/31	125,000	99,019
		1,472,507
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	13,000	12,588
2.85% 3/27/30	80,000	71,680
3.25% 3/27/40	55,000	43,355
3.375% 3/27/50	20,000	15,316
Tapestry, Inc. 7.85% 11/27/33	50,000	50,779
		193,718
TOTAL CONSUMER DISCRETIONARY		5,996,201
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	90,000	66,838
4.597% 5/25/28	110,000	107,763
PepsiCo, Inc.:
1.4% 2/25/31	200,000	159,571
1.625% 5/1/30	83,000	68,636
2.375% 10/6/26	220,000	206,666
3.6% 8/13/42	105,000	83,645
The Coca-Cola Co.:
1.45% 6/1/27	20,000	17,952
1.65% 6/1/30	10,000	8,302
2.25% 1/5/32	205,000	172,879
2.5% 6/1/40	10,000	7,142
2.6% 6/1/50	10,000	6,480
2.75% 6/1/60	70,000	44,757
3.45% 3/25/30	60,000	55,997
4.2% 3/25/50	50,000	43,822
		1,050,450
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	329,091
Dollar General Corp. 5% 11/1/32	60,000	57,070
Dollar Tree, Inc. 4.2% 5/15/28	50,000	47,551
Kroger Co.:
1.7% 1/15/31	100,000	77,865
4.65% 1/15/48	30,000	25,035
5% 4/15/42	50,000	43,490
Sysco Corp.:
3.3% 2/15/50	50,000	33,931
4.5% 4/1/46	50,000	41,065
5.95% 4/1/30	53,000	54,866
Target Corp.:
2.95% 1/15/52	65,000	42,594
3.9% 11/15/47	25,000	20,074
4% 7/1/42	50,000	42,323
Walmart, Inc.:
1.05% 9/17/26	130,000	118,143
2.5% 9/22/41	205,000	142,604
3.3% 4/22/24	120,000	118,959
3.9% 4/15/28	50,000	48,636
4.05% 6/29/48	130,000	111,402
4.1% 4/15/33	50,000	47,554
		1,402,253
Food Products - 0.3%
Archer Daniels Midland Co. 4.016% 4/16/43	75,000	60,261
Campbell Soup Co. 3.95% 3/15/25	100,000	97,852
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	29,785
4.85% 11/1/28	55,000	53,489
5.4% 11/1/48	22,000	19,638
7% 10/1/28	50,000	53,014
General Mills, Inc.:
2.875% 4/15/30	13,000	11,311
3% 2/1/51	50,000	32,087
4.2% 4/17/28	60,000	58,011
Kellanova 4.3% 5/15/28	50,000	48,203
Kraft Heinz Foods Co. 5.5% 6/1/50	195,000	187,963
Mondelez International, Inc. 2.625% 9/4/50	50,000	30,468
Pilgrim's Pride Corp. 6.875% 5/15/34	50,000	51,003
The J.M. Smucker Co.:
4.25% 3/15/35	50,000	44,020
6.5% 11/15/43	50,000	52,222
Tyson Foods, Inc.:
4% 3/1/26	40,000	38,854
4.875% 8/15/34	55,000	51,222
5.1% 9/28/48	40,000	33,832
Unilever Capital Corp. 1.75% 8/12/31	135,000	107,941
		1,061,176
Household Products - 0.1%
Colgate-Palmolive Co. 4.6% 3/1/33	50,000	49,685
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	46,136
2.875% 2/7/50	55,000	36,425
3.1% 3/26/30	7,000	6,303
Procter & Gamble Co.:
3% 3/25/30	36,000	32,957
3.6% 3/25/50	180,000	146,895
		318,401
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. 1.95% 3/15/31	75,000	60,238
Kenvue, Inc.:
4.9% 3/22/33	32,000	31,718
5.05% 3/22/28	32,000	32,212
5.05% 3/22/53	32,000	30,625
		154,793
TOTAL CONSUMER STAPLES		3,987,073
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 3.337% 12/15/27	150,000	140,605
Halliburton Co.:
2.92% 3/1/30	80,000	70,095
5% 11/15/45	86,000	78,586
		289,286
Oil, Gas & Consumable Fuels - 0.9%
Cheniere Energy Partners LP 4.5% 10/1/29	70,000	65,303
Enbridge Energy Partners LP 7.5% 4/15/38	50,000	55,065
Enbridge, Inc.:
3.4% 8/1/51	80,000	53,960
8.5% 1/15/84 (b)	20,000	20,064
Enterprise Products Operating LP:
3.3% 2/15/53	250,000	174,437
5.35% 1/31/33	150,000	151,290
7.55% 4/15/38	55,000	64,882
Kinder Morgan, Inc. 5.2% 6/1/33	30,000	28,726
Magellan Midstream Partners LP 4.85% 2/1/49	50,000	40,811
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	73,091
MPLX LP:
4.5% 4/15/38	48,000	40,773
4.875% 12/1/24	152,000	150,333
4.9% 4/15/58	50,000	39,458
5% 3/1/33	100,000	94,374
5.5% 2/15/49	50,000	45,383
ONEOK Partners LP 6.65% 10/1/36	50,000	52,203
ONEOK, Inc.:
5.65% 11/1/28	20,000	20,132
6.35% 1/15/31	187,000	192,836
6.625% 9/1/53	30,000	31,502
Phillips 66 Co.:
4.65% 11/15/34	65,000	60,824
5.3% 6/30/33	60,000	59,381
5.875% 5/1/42	54,000	55,577
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	140,000	124,910
Sabine Pass Liquefaction LLC 5% 3/15/27	160,000	158,511
Targa Resources Corp. 4.95% 4/15/52	60,000	49,220
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/28	125,000	121,395
The Williams Companies, Inc.:
3.75% 6/15/27	26,000	24,646
5.4% 3/2/26	100,000	99,936
5.65% 3/15/33	50,000	50,167
TransCanada PipeLines Ltd.:
4.1% 4/15/30	300,000	276,336
4.625% 3/1/34	50,000	45,173
5% 10/16/43	50,000	43,502
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	20,000	17,651
3.95% 5/15/50	50,000	37,519
4.45% 8/1/42	105,000	86,169
Valero Energy Corp.:
2.15% 9/15/27	125,000	111,742
3.4% 9/15/26	50,000	47,472
4% 4/1/29	155,000	145,732
Western Gas Partners LP:
4.05% 2/1/30	50,000	45,313
5.45% 4/1/44	50,000	42,859
		3,098,658
TOTAL ENERGY		3,387,944
FINANCIALS - 10.6%
Banks - 6.3%
Banco Santander SA:
U.S. TREASURY 1 YEAR INDEX + 0.450% 5.77% 6/30/24 (b)(c)	400,000	399,412
1.849% 3/25/26	400,000	364,508
5.179% 11/19/25	200,000	195,439
Bank of America Corp.:
0.981% 9/25/25 (b)	600,000	574,999
1.734% 7/22/27 (b)	43,000	38,815
2.087% 6/14/29 (b)	310,000	266,541
2.651% 3/11/32 (b)	80,000	65,053
2.676% 6/19/41 (b)	420,000	284,944
2.687% 4/22/32 (b)	43,000	34,934
2.831% 10/24/51 (b)	50,000	31,506
3.194% 7/23/30 (b)	180,000	158,242
3.458% 3/15/25 (b)	120,000	119,063
3.846% 3/8/37 (b)	180,000	151,855
3.974% 2/7/30 (b)	35,000	32,347
4.083% 3/20/51 (b)	130,000	102,933
4.183% 11/25/27	95,000	90,488
4.244% 4/24/38 (b)	75,000	64,418
4.271% 7/23/29 (b)	60,000	56,665
4.33% 3/15/50 (b)	50,000	41,425
4.376% 4/27/28 (b)	100,000	96,209
4.75% 4/21/45	55,000	47,606
5.202% 4/25/29 (b)	50,000	49,233
5.288% 4/25/34 (b)	40,000	38,458
5.875% 2/7/42	135,000	138,691
6.204% 11/10/28 (b)	350,000	357,883
Bank of America NA 5.526% 8/18/26	510,000	513,936
Bank of Montreal:
3.088% 1/10/37 (b)	50,000	38,450
5.2% 12/12/24	80,000	79,618
5.717% 9/25/28	50,000	50,597
Bank of Nova Scotia:
1.95% 2/2/27	50,000	45,241
2.45% 2/2/32	60,000	47,793
2.7% 8/3/26	65,000	60,709
4.5% 12/16/25	85,000	82,906
4.85% 2/1/30	30,000	28,963
Barclays PLC:
2.852% 5/7/26 (b)	200,000	190,578
3.33% 11/24/42 (b)	200,000	138,014
3.932% 5/7/25 (b)	200,000	198,012
4.836% 5/9/28	215,000	202,671
5.829% 5/9/27 (b)	400,000	397,333
BB&T Corp. 3.875% 3/19/29	80,000	72,749
Canadian Imperial Bank of Commerce 3.6% 4/7/32	64,000	56,088
Citigroup, Inc.:
2.976% 11/5/30 (b)	290,000	250,866
3.106% 4/8/26 (b)	110,000	106,065
3.2% 10/21/26	191,000	179,953
3.52% 10/27/28 (b)	190,000	176,691
3.785% 3/17/33 (b)	190,000	164,395
3.875% 3/26/25	430,000	418,632
4.125% 7/25/28	154,000	144,096
4.65% 7/30/45	42,000	36,048
4.65% 7/23/48	115,000	99,480
4.75% 5/18/46	60,000	50,130
5.875% 1/30/42	65,000	66,191
6.625% 6/15/32	60,000	63,208
8.125% 7/15/39	85,000	104,828
Export-Import Bank of Korea 5.125% 9/18/28	220,000	222,255
Fifth Third Bancorp:
3.95% 3/14/28	100,000	93,479
6.361% 10/27/28 (b)	70,000	70,428
HSBC Holdings PLC:
2.804% 5/24/32 (b)	40,000	32,120
4.041% 3/13/28 (b)	211,000	199,638
4.292% 9/12/26 (b)	850,000	823,546
4.755% 6/9/28 (b)	200,000	193,466
6.161% 3/9/29 (b)	200,000	202,524
6.8% 6/1/38	100,000	100,199
7.625% 5/17/32	110,000	116,377
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	98,722
Huntington Bancshares, Inc.:
2.55% 2/4/30	55,000	45,218
6.208% 8/21/29 (b)	30,000	30,047
ING Groep NV 3.95% 3/29/27	260,000	246,987
Japan Bank International Cooperation:
1.25% 1/21/31	262,000	205,438
2.5% 5/23/24	600,000	591,363
JPMorgan Chase & Co.:
0.969% 6/23/25 (b)	180,000	174,776
1.47% 9/22/27 (b)	170,000	152,366
2.069% 6/1/29 (b)	150,000	129,875
2.083% 4/22/26 (b)	20,000	18,998
2.525% 11/19/41 (b)	110,000	73,431
2.545% 11/8/32 (b)	180,000	144,702
2.956% 5/13/31 (b)	50,000	42,555
3.328% 4/22/52 (b)	80,000	55,701
4.203% 7/23/29 (b)	30,000	28,541
4.323% 4/26/28 (b)	170,000	164,444
4.452% 12/5/29 (b)	185,000	177,204
4.493% 3/24/31 (b)	200,000	189,089
4.586% 4/26/33 (b)	170,000	158,228
4.912% 7/25/33 (b)	125,000	118,886
4.95% 6/1/45	92,000	83,293
5.35% 6/1/34 (b)	170,000	166,008
6.4% 5/15/38	86,000	94,642
KeyCorp:
4.1% 4/30/28	55,000	50,183
4.789% 6/1/33 (b)	50,000	43,312
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	195,829
4.65% 3/24/26	221,000	213,183
5.871% 3/6/29 (b)	200,000	200,526
M&T Bank Corp. 5.053% 1/27/34 (b)	35,000	31,375
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	200,000	180,022
2.048% 7/17/30	210,000	170,411
2.801% 7/18/24	200,000	196,363
3.741% 3/7/29	180,000	167,615
4.286% 7/26/38	73,000	64,485
Mizuho Financial Group, Inc.:
2.226% 5/25/26 (b)	400,000	378,899
5.778% 7/6/29 (b)	220,000	222,336
National Australia Bank Ltd. 5.2% 5/13/25	320,000	319,491
NatWest Group PLC 5.847% 3/2/27 (b)	400,000	398,667
Oesterreichische Kontrollbank AG 0.375% 9/17/25	42,000	38,778
PNC Financial Services Group, Inc.:
1.15% 8/13/26	203,000	181,692
2.2% 11/1/24	80,000	77,520
4.626% 6/6/33 (b)	85,000	75,660
5.939% 8/18/34 (b)	50,000	49,800
6.037% 10/28/33 (b)	50,000	50,034
Rabobank Nederland 5.25% 5/24/41	54,000	53,622
Regions Financial Corp. 2.25% 5/18/25	60,000	56,357
Royal Bank of Canada:
0.75% 10/7/24	50,000	47,987
2.3% 11/3/31	55,000	44,178
2.55% 7/16/24	100,000	98,078
3.625% 5/4/27	60,000	56,903
4.9% 1/12/28	220,000	217,684
Santander Holdings U.S.A., Inc.:
4.4% 7/13/27	73,000	69,483
6.565% 6/12/29 (b)	30,000	30,188
Santander UK Group Holdings PLC 1.089% 3/15/25 (b)	200,000	196,652
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	450,000	421,524
2.142% 9/23/30	64,000	51,204
2.174% 1/14/27	270,000	244,135
2.348% 1/15/25	200,000	192,856
5.52% 1/13/28	250,000	251,217
The Toronto-Dominion Bank:
3.2% 3/10/32	95,000	80,166
3.625% 9/15/31 (b)	75,000	70,427
5.523% 7/17/28	120,000	120,856
Truist Financial Corp.:
1.2% 8/5/25	200,000	185,415
1.267% 3/2/27 (b)	103,000	92,666
4.873% 1/26/29 (b)	35,000	33,547
5.867% 6/8/34 (b)	30,000	29,211
6.123% 10/28/33 (b)	50,000	49,329
U.S. Bancorp:
1.375% 7/22/30	380,000	291,229
3.1% 4/27/26	50,000	47,316
3.9% 4/26/28	94,000	88,657
Wachovia Corp. 5.5% 8/1/35	60,000	57,753
Wells Fargo & Co.:
4.54% 8/15/26 (b)	1,000,000	980,083
4.611% 4/25/53 (b)	70,000	58,622
4.897% 7/25/33 (b)	425,000	397,503
4.9% 11/17/45	280,000	237,603
5.389% 4/24/34 (b)	170,000	163,556
5.557% 7/25/34 (b)	50,000	48,713
5.574% 7/25/29 (b)	50,000	49,920
Westpac Banking Corp.:
1.953% 11/20/28	50,000	43,046
2.894% 2/4/30 (b)	100,000	95,522
3.35% 3/8/27	115,000	109,113
4.11% 7/24/34 (b)	200,000	176,804
		21,955,760
Capital Markets - 2.1%
Ameriprise Financial, Inc. 3% 4/2/25	50,000	48,421
Bank of New York Mellon Corp.:
1.8% 7/28/31	47,000	36,667
4.414% 7/24/26 (b)	200,000	196,007
5.834% 10/25/33 (b)	100,000	101,862
Bank of New York, New York 5.224% 11/21/25 (b)	270,000	268,926
BlackRock, Inc. 3.2% 3/15/27	220,000	209,755
Charles Schwab Corp.:
1.65% 3/11/31	50,000	38,343
2% 3/20/28	115,000	99,367
2.9% 3/3/32	55,000	44,976
6.136% 8/24/34 (b)	30,000	30,077
CI Financial Corp. 3.2% 12/17/30	55,000	42,019
CME Group, Inc. 2.65% 3/15/32	90,000	76,476
Credit Suisse AG 3.625% 9/9/24	285,000	279,339
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	50,000	54,773
Deutsche Bank AG 4.1% 1/13/26	85,000	81,927
Deutsche Bank AG London Branch 3.7% 5/30/24	85,000	83,790
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	150,000	134,056
3.7% 5/30/24	100,000	98,709
6.819% 11/20/29 (b)	150,000	152,822
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	230,000	215,922
1.093% 12/9/26 (b)	100,000	90,868
1.948% 10/21/27 (b)	260,000	233,476
2.383% 7/21/32 (b)	100,000	78,744
2.615% 4/22/32 (b)	65,000	52,378
3.436% 2/24/43 (b)	135,000	99,271
3.691% 6/5/28 (b)	260,000	244,127
4.017% 10/31/38 (b)	155,000	128,277
4.411% 4/23/39 (b)	90,000	77,554
6.25% 2/1/41	75,000	78,728
6.75% 10/1/37	180,000	189,115
Intercontinental Exchange, Inc.:
1.85% 9/15/32	140,000	106,949
2.65% 9/15/40	225,000	156,575
3.75% 9/21/28	20,000	18,866
Jefferies Financial Group, Inc.:
4.15% 1/23/30	60,000	54,440
4.85% 1/15/27	50,000	48,790
Moody's Corp.:
4.25% 2/1/29	110,000	106,162
4.875% 12/17/48	40,000	35,469
Morgan Stanley:
1.512% 7/20/27 (b)	70,000	62,849
1.593% 5/4/27 (b)	60,000	54,400
1.794% 2/13/32 (b)	195,000	149,419
2.239% 7/21/32 (b)	70,000	54,742
2.484% 9/16/36 (b)	55,000	41,526
2.699% 1/22/31 (b)	360,000	303,976
3.217% 4/22/42 (b)	175,000	127,220
3.625% 1/20/27	268,000	256,011
3.772% 1/24/29 (b)	510,000	475,594
3.95% 4/23/27	50,000	47,481
5.123% 2/1/29 (b)	100,000	98,429
5.164% 4/20/29 (b)	200,000	196,676
5.297% 4/20/37 (b)	95,000	88,450
5.424% 7/21/34 (b)	50,000	48,488
5.597% 3/24/51 (b)	50,000	50,418
NASDAQ, Inc.:
1.65% 1/15/31	55,000	43,176
2.5% 12/21/40	70,000	45,573
5.35% 6/28/28	30,000	30,128
5.95% 8/15/53	8,000	8,101
Nomura Holdings, Inc.:
1.653% 7/14/26	215,000	193,770
6.07% 7/12/28	200,000	202,299
Northern Trust Corp.:
1.95% 5/1/30	50,000	41,317
3.375% 5/8/32 (b)	30,000	27,246
S&P Global, Inc.:
2.3% 8/15/60	85,000	45,493
3.25% 12/1/49	50,000	34,955
4.75% 8/1/28	70,000	69,868
State Street Corp.:
1.684% 11/18/27 (b)	210,000	189,733
2.623% 2/7/33 (b)	60,000	48,615
UBS Group AG 3.75% 3/26/25	250,000	242,561
		7,372,537
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	150,000	136,649
3.4% 10/29/33	150,000	121,348
3.5% 1/15/25	150,000	145,709
Ally Financial, Inc.:
5.125% 9/30/24	250,000	247,625
5.8% 5/1/25	50,000	49,625
8% 11/1/31	65,000	68,900
American Express Co.:
2.5% 7/30/24	124,000	121,434
3.4% 2/22/24	80,000	79,602
3.95% 8/1/25	120,000	117,169
4.05% 12/3/42	70,000	59,317
5.043% 5/1/34 (b)	60,000	57,860
Capital One Financial Corp.:
2.636% 3/3/26 (b)	80,000	75,656
3.273% 3/1/30 (b)	80,000	68,745
3.75% 7/28/26	85,000	79,836
3.8% 1/31/28	210,000	193,245
5.468% 2/1/29 (b)	45,000	43,230
6.377% 6/8/34 (b)	30,000	29,196
Discover Financial Services:
4.1% 2/9/27	50,000	46,419
4.5% 1/30/26	102,000	98,742
Ford Motor Credit Co. LLC:
6.798% 11/7/28	200,000	204,209
6.8% 5/12/28	145,000	147,521
John Deere Capital Corp.:
3.35% 6/12/24	140,000	138,384
3.45% 3/7/29	60,000	56,000
4.9% 3/3/28	60,000	60,037
5.15% 9/8/33	60,000	60,560
Synchrony Financial:
4.25% 8/15/24	105,000	103,235
4.5% 7/23/25	68,000	65,392
Toyota Motor Credit Corp.:
2.4% 1/13/32	70,000	57,388
3% 4/1/25	330,000	320,497
4.625% 1/12/28	145,000	143,421
		3,196,951
Financial Services - 0.6%
Aon Corp. / Aon Global Holdings PLC 2.85% 5/28/27	50,000	46,251
Brixmor Operating Partnership LP:
2.25% 4/1/28	50,000	43,104
4.05% 7/1/30	12,000	10,768
4.125% 5/15/29	9,000	8,208
CNH Industrial Capital LLC 5.5% 1/12/29	60,000	59,887
Corebridge Financial, Inc. 3.9% 4/5/32	125,000	109,428
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	29,072
2.6% 11/15/29	20,000	17,512
3.4% 11/15/49	20,000	14,504
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	94,983
5% 4/20/48	16,000	14,074
Fidelity National Information Services, Inc.:
1.15% 3/1/26	68,000	62,100
2.25% 3/1/31	50,000	40,544
Fiserv, Inc.:
3.5% 7/1/29	40,000	36,549
4.4% 7/1/49	120,000	98,677
Global Payments, Inc.:
1.2% 3/1/26	122,000	110,449
4.15% 8/15/49	50,000	36,509
Jackson Financial, Inc. 5.17% 6/8/27	50,000	48,566
KfW 0% 4/18/36	125,000	70,463
Landwirtschaftliche Rentenbank 2.5% 11/15/27	230,000	213,539
MasterCard, Inc.:
2.95% 3/15/51	50,000	34,259
3.3% 3/26/27	13,000	12,406
3.35% 3/26/30	18,000	16,618
3.85% 3/26/50	65,000	53,096
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	100,000	91,151
5.8% 1/15/33	30,000	30,579
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	18,941
2.3% 6/1/30	50,000	42,291
5.25% 6/1/62	55,000	51,301
The Western Union Co. 2.85% 1/10/25	20,000	19,314
Visa, Inc.:
1.9% 4/15/27	43,000	39,379
2.05% 4/15/30	70,000	59,769
2.7% 4/15/40	50,000	36,668
2.75% 9/15/27	205,000	191,567
4.3% 12/14/45	65,000	57,792
Voya Financial, Inc. 3.65% 6/15/26	60,000	57,257
		1,977,575
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	50,000	39,460
3.05% 12/15/61	50,000	32,441
3.35% 5/3/26	144,000	138,858
Allstate Corp. 1.45% 12/15/30	230,000	177,176
American International Group, Inc.:
4.375% 6/30/50	50,000	40,660
4.5% 7/16/44	127,000	106,099
5.75% 4/1/48 (b)	60,000	56,183
Aon Corp. 4.5% 12/15/28	50,000	48,186
Aon PLC 4.75% 5/15/45	68,000	58,714
Arch Capital Finance LLC 4.011% 12/15/26	170,000	162,984
Arthur J. Gallagher & Co. 5.75% 3/2/53	25,000	24,241
Athene Holding Ltd. 6.15% 4/3/30	65,000	66,014
Brighthouse Financial, Inc. 3.85% 12/22/51	50,000	30,484
Brown & Brown, Inc. 4.5% 3/15/29	65,000	61,072
Hartford Financial Services Group, Inc. 2.8% 8/19/29	135,000	118,881
Lincoln National Corp.:
3.8% 3/1/28	76,000	70,865
4.375% 6/15/50	80,000	57,562
Marsh & McLennan Companies, Inc.:
2.9% 12/15/51	50,000	31,259
4.75% 3/15/39	55,000	50,470
4.9% 3/15/49	33,000	30,125
MetLife, Inc.:
4.125% 8/13/42	60,000	49,184
4.55% 3/23/30	200,000	195,399
5.375% 7/15/33	75,000	74,695
Principal Financial Group, Inc. 6.05% 10/15/36	50,000	51,255
Progressive Corp.:
3% 3/15/32	65,000	55,769
4.125% 4/15/47	50,000	40,818
4.2% 3/15/48	10,000	8,247
Prudential Financial, Inc.:
3.7% 10/1/50 (b)	55,000	45,341
4.35% 2/25/50	140,000	113,511
5.7% 9/15/48 (b)	50,000	46,467
The Travelers Companies, Inc. 5.35% 11/1/40	125,000	123,492
Unum Group 4% 6/15/29	30,000	27,601
Willis Group North America, Inc. 2.95% 9/15/29	93,000	81,335
		2,314,848
TOTAL FINANCIALS		36,817,671
HEALTH CARE - 2.9%
Biotechnology - 0.6%
AbbVie, Inc.:
2.6% 11/21/24	10,000	9,721
2.95% 11/21/26	10,000	9,466
3.2% 11/21/29	20,000	18,160
3.6% 5/14/25	180,000	175,729
4.05% 11/21/39	10,000	8,594
4.25% 11/21/49	310,000	260,801
4.7% 5/14/45	50,000	45,144
4.875% 11/14/48	120,000	111,248
Amgen, Inc.:
2.8% 8/15/41	200,000	137,774
3.15% 2/21/40	105,000	77,437
3.375% 2/21/50	30,000	20,796
4.2% 3/1/33	100,000	92,096
4.4% 5/1/45	178,000	147,915
4.875% 3/1/53	40,000	35,139
5.15% 3/2/28	270,000	270,563
5.25% 3/2/33	60,000	59,393
5.6% 3/2/43	80,000	78,285
5.65% 3/2/53	50,000	49,307
Baxalta, Inc. 5.25% 6/23/45	135,000	126,182
Biogen, Inc. 3.25% 2/15/51	67,000	43,534
Gilead Sciences, Inc.:
2.6% 10/1/40	150,000	103,217
2.8% 10/1/50	110,000	70,166
3.65% 3/1/26	175,000	169,327
4.8% 4/1/44	52,000	47,297
		2,167,291
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 5.3% 5/27/40	140,000	142,058
Baxter International, Inc.:
1.915% 2/1/27	60,000	54,000
2.539% 2/1/32	100,000	80,161
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	121,036
3.363% 6/6/24	25,000	24,680
Boston Scientific Corp. 2.65% 6/1/30	161,000	138,770
GE Healthcare Holding LLC 5.905% 11/22/32	100,000	102,033
Medtronic, Inc. 4.375% 3/15/35	157,000	147,234
Stryker Corp. 2.9% 6/15/50	60,000	39,727
Zimmer Biomet Holdings, Inc. 2.6% 11/24/31	60,000	48,855
		898,554
Health Care Providers & Services - 1.1%
Aetna, Inc. 4.75% 3/15/44	40,000	33,608
Cardinal Health, Inc. 3.41% 6/15/27	70,000	66,148
Centene Corp.:
2.625% 8/1/31	70,000	55,720
3.375% 2/15/30	140,000	121,075
4.25% 12/15/27	90,000	84,960
Cigna Group:
1.25% 3/15/26	85,000	77,736
2.375% 3/15/31	100,000	82,014
4.125% 11/15/25	12,000	11,721
4.375% 10/15/28	100,000	96,465
4.8% 8/15/38	69,000	63,659
4.8% 7/15/46	120,000	105,886
4.9% 12/15/48	19,000	16,837
CVS Health Corp.:
2.7% 8/21/40	310,000	207,307
4.25% 4/1/50	60,000	46,749
4.3% 3/25/28	250,000	241,855
4.78% 3/25/38	42,000	37,687
4.875% 7/20/35	60,000	55,988
5.05% 3/25/48	60,000	52,598
5.625% 2/21/53	60,000	56,841
6% 6/1/63	50,000	49,077
Elevance Health, Inc.:
2.375% 1/15/25	190,000	183,394
3.125% 5/15/50	130,000	86,352
3.65% 12/1/27	240,000	228,025
3.7% 9/15/49	10,000	7,351
4.101% 3/1/28	100,000	96,459
4.65% 1/15/43	65,000	56,702
HCA Holdings, Inc.:
3.625% 3/15/32	100,000	86,318
4.125% 6/15/29	289,000	268,051
4.375% 3/15/42	50,000	39,489
5.5% 6/15/47	50,000	44,894
Humana, Inc.:
1.35% 2/3/27	50,000	44,413
3.125% 8/15/29	50,000	45,078
4.875% 4/1/30	114,000	111,136
Sabra Health Care LP 5.125% 8/15/26	30,000	29,040
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	23,195
2% 5/15/30	80,000	66,897
2.3% 5/15/31	286,000	238,462
2.375% 8/15/24	50,000	48,947
2.9% 5/15/50	36,000	23,393
3.05% 5/15/41	115,000	84,972
3.7% 8/15/49	20,000	15,138
4.25% 1/15/29	30,000	29,258
4.375% 3/15/42	55,000	47,286
5.05% 4/15/53	110,000	104,225
5.8% 3/15/36	50,000	52,519
6.05% 2/15/63	50,000	54,018
6.625% 11/15/37	50,000	56,190
6.875% 2/15/38	185,000	215,004
		3,950,137
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	80,000	49,277
Revvity, Inc. 2.25% 9/15/31	30,000	23,512
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	150,000	132,736
5.086% 8/10/33	40,000	39,912
		245,437
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	90,000	82,260
2.25% 5/28/31	90,000	74,919
4.875% 3/3/33	100,000	99,474
AstraZeneca PLC 4.375% 8/17/48	66,000	57,884
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	106,037
3.4% 7/26/29	16,000	14,853
3.55% 3/15/42	50,000	38,889
3.9% 3/15/62	50,000	36,831
4.125% 6/15/39	50,000	42,990
4.55% 2/20/48	55,000	47,731
Eli Lilly & Co.:
2.25% 5/15/50	70,000	42,220
4.875% 2/27/53	50,000	48,789
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	62,000	69,139
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	250,000	236,162
Johnson & Johnson:
0.55% 9/1/25	60,000	55,770
1.3% 9/1/30	60,000	48,846
2.1% 9/1/40	60,000	40,403
2.45% 9/1/60	60,000	36,241
3.5% 1/15/48	145,000	114,865
Merck & Co., Inc.:
2.45% 6/24/50	180,000	109,865
2.9% 12/10/61	100,000	61,618
4.5% 5/17/33	125,000	120,963
4.9% 5/17/44	50,000	47,641
Mylan NV 5.2% 4/15/48	83,000	63,197
Novartis Capital Corp. 3.7% 9/21/42	110,000	89,737
Pfizer Investment Enterprises:
4.45% 5/19/28	150,000	147,246
4.65% 5/19/30	64,000	62,792
4.75% 5/19/33	100,000	97,282
5.11% 5/19/43	60,000	57,662
5.3% 5/19/53	77,000	75,078
Pfizer, Inc.:
2.55% 5/28/40	345,000	242,456
3.9% 3/15/39	50,000	42,276
Royalty Pharma PLC 3.3% 9/2/40	70,000	49,071
Viatris, Inc. 2.3% 6/22/27	105,000	92,784
Wyeth LLC 6.5% 2/1/34	100,000	109,151
Zoetis, Inc. 3% 5/15/50	70,000	46,754
		2,809,876
TOTAL HEALTH CARE		10,071,295
INDUSTRIALS - 1.4%
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.25% 4/1/26	152,000	145,395
4.1% 4/15/43	50,000	39,834
4.4% 1/15/47	50,000	40,830
4.95% 10/17/48	78,000	69,216
United Parcel Service, Inc.:
3.75% 11/15/47	58,000	45,780
5.3% 4/1/50	110,000	109,125
		450,180
Building Products - 0.2%
Carrier Global Corp.:
2.242% 2/15/25	620,000	595,576
3.377% 4/5/40	50,000	37,447
5.9% 3/15/34 (d)	39,000	40,133
Johnson Controls International PLC 5.125% 9/14/45	50,000	44,755
Masco Corp.:
2% 2/15/31	29,000	22,837
3.125% 2/15/51	14,000	8,764
Owens Corning 3.95% 8/15/29	90,000	83,302
		832,814
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 1.75% 2/15/32	200,000	155,744
Veralto Corp. 5.5% 9/18/26 (d)	40,000	40,151
Waste Management, Inc.:
2% 6/1/29	55,000	47,158
2.5% 11/15/50	70,000	42,216
		285,269
Electrical Equipment - 0.0%
Emerson Electric Co. 2.8% 12/21/51	70,000	44,310
Hubbell, Inc. 3.35% 3/1/26	60,000	57,495
Regal Rexnord Corp. 6.4% 4/15/33 (d)	50,000	49,274
		151,079
Ground Transportation - 0.5%
Burlington Northern Santa Fe LLC 3.9% 8/1/46	310,000	244,213
Canadian National Railway Co.:
2.45% 5/1/50	40,000	23,983
2.75% 3/1/26	141,000	134,322
Canadian Pacific Railway Co.:
1.75% 12/2/26	130,000	117,877
2.45% 12/2/31	130,000	117,860
3.5% 5/1/50	50,000	35,363
4.8% 8/1/45	60,000	52,744
CSX Corp.:
2.5% 5/15/51	115,000	67,588
3.35% 9/15/49	70,000	48,620
4.5% 3/15/49	70,000	58,685
5.2% 11/15/33	50,000	49,799
Norfolk Southern Corp.:
2.9% 6/15/26	100,000	94,569
3.05% 5/15/50	50,000	32,322
3.155% 5/15/55	195,000	124,990
Union Pacific Corp.:
2.891% 4/6/36	70,000	55,476
3.2% 5/20/41	45,000	33,751
3.6% 9/15/37	145,000	120,382
3.839% 3/20/60	132,000	98,098
4.95% 5/15/53	70,000	65,592
		1,576,234
Industrial Conglomerates - 0.1%
3M Co.:
2.375% 8/26/29	86,000	73,535
2.65% 4/15/25	8,000	7,698
3.05% 4/15/30	7,000	6,149
3.125% 9/19/46	50,000	34,272
3.7% 4/15/50	8,000	5,962
4% 9/14/48	50,000	40,119
General Electric Co. 5.875% 1/14/38	75,000	78,861
		246,596
Machinery - 0.3%
Caterpillar Financial Services Corp.:
1.1% 9/14/27	40,000	34,981
2.4% 8/9/26	140,000	131,113
Caterpillar, Inc.:
3.25% 9/19/49	50,000	36,371
5.2% 5/27/41	105,000	104,848
Cummins, Inc. 2.6% 9/1/50	50,000	30,715
Deere & Co. 2.875% 9/7/49	130,000	89,205
Eaton Corp.:
4% 11/2/32	50,000	46,281
4.15% 3/15/33	70,000	65,337
Illinois Tool Works, Inc. 2.65% 11/15/26	50,000	47,287
Otis Worldwide Corp.:
2.056% 4/5/25	90,000	86,054
3.112% 2/15/40	50,000	37,331
Parker Hannifin Corp.:
2.7% 6/14/24	60,000	59,013
4.2% 11/21/34	75,000	67,681
Stanley Black & Decker, Inc.:
2.75% 11/15/50	60,000	34,215
3% 5/15/32	50,000	41,628
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	50,000	49,657
		961,717
Passenger Airlines - 0.0%
Southwest Airlines Co. 2.625% 2/10/30	60,000	50,680
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	90,000	85,910
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
1.875% 8/15/26	60,000	54,283
2.875% 1/15/26	50,000	47,050
3% 2/1/30	55,000	46,869
4.625% 10/1/28	52,000	49,482
GATX Corp. 6.9% 5/1/34	60,000	63,152
		260,836
TOTAL INDUSTRIALS		4,901,315
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.1%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	138,217
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. 4.35% 6/1/29	50,000	48,397
Corning, Inc. 5.35% 11/15/48	20,000	18,486
Dell International LLC/EMC Corp.:
4% 7/15/24	144,000	142,348
4.9% 10/1/26	30,000	29,607
5.3% 10/1/29	80,000	79,778
8.1% 7/15/36	40,000	47,105
8.35% 7/15/46	134,000	165,253
Vontier Corp. 1.8% 4/1/26	50,000	45,361
		576,335
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	60,000	54,942
IBM Corp.:
2.85% 5/15/40	135,000	95,712
2.95% 5/15/50	100,000	64,144
3.45% 2/19/26	166,000	160,165
5.6% 11/30/39	50,000	50,476
		425,439
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.:
2.8% 10/1/41	50,000	35,099
2.95% 10/1/51	50,000	32,984
Applied Materials, Inc. 4.35% 4/1/47	76,000	66,996
Broadcom, Inc.:
3.419% 4/15/33 (d)	185,000	155,470
3.469% 4/15/34 (d)	400,000	332,606
4.11% 9/15/28	60,000	57,328
Intel Corp.:
2.45% 11/15/29	50,000	43,979
3.7% 7/29/25	140,000	136,761
4.6% 3/25/40	100,000	93,029
4.75% 3/25/50	150,000	133,244
4.875% 2/10/28	50,000	49,998
4.9% 8/5/52	50,000	45,831
5.2% 2/10/33	70,000	70,972
5.7% 2/10/53	70,000	71,117
5.9% 2/10/63	70,000	73,216
Lam Research Corp. 2.875% 6/15/50	50,000	32,916
Micron Technology, Inc.:
3.366% 11/1/41	55,000	38,497
5.375% 4/15/28	60,000	59,669
NVIDIA Corp. 2% 6/15/31	215,000	177,897
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	80,000	64,392
4.3% 6/18/29	125,000	117,384
Qualcomm, Inc.:
4.3% 5/20/47	55,000	47,262
4.65% 5/20/35	145,000	142,237
Teledyne FLIR LLC 2.5% 8/1/30	55,000	45,355
Texas Instruments, Inc. 5.05% 5/18/63	60,000	56,956
		2,181,195
Software - 0.8%
Microsoft Corp.:
2.4% 8/8/26	540,000	510,622
2.5% 9/15/50 (d)	50,000	31,708
2.525% 6/1/50	180,000	115,868
2.921% 3/17/52	276,000	190,577
3.3% 2/6/27	350,000	336,789
Oracle Corp.:
2.5% 4/1/25	60,000	57,633
2.65% 7/15/26	242,000	226,703
2.95% 4/1/30	80,000	70,102
3.6% 4/1/40	50,000	38,021
3.6% 4/1/50	310,000	216,481
3.85% 4/1/60	260,000	178,571
4.125% 5/15/45	50,000	39,020
4.375% 5/15/55	50,000	38,736
5.55% 2/6/53	90,000	84,843
5.8% 11/10/25	160,000	161,251
6.25% 11/9/32	70,000	73,714
Roper Technologies, Inc.:
1% 9/15/25	30,000	27,741
1.4% 9/15/27	30,000	26,253
1.75% 2/15/31	30,000	23,674
2% 6/30/30	110,000	90,315
Salesforce, Inc.:
1.95% 7/15/31	195,000	160,035
2.7% 7/15/41	50,000	35,595
VMware, Inc.:
1.4% 8/15/26	97,000	87,508
4.7% 5/15/30	70,000	66,688
		2,888,448
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	200,000	185,952
0.7% 2/8/26	160,000	146,730
1.25% 8/20/30	200,000	161,263
1.7% 8/5/31	52,000	42,199
2.375% 2/8/41	160,000	112,575
2.8% 2/8/61	155,000	98,983
2.85% 5/11/24	50,000	49,485
2.85% 8/5/61	51,000	32,546
2.95% 9/11/49	90,000	63,034
3% 11/13/27	195,000	184,293
3.85% 5/4/43	177,000	151,047
4% 5/10/28	100,000	98,050
4.3% 5/10/33	50,000	49,333
HP, Inc. 6% 9/15/41	170,000	170,382
		1,545,872
TOTAL INFORMATION TECHNOLOGY		7,755,506
MATERIALS - 0.6%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	46,832
2.05% 5/15/30	20,000	16,836
2.8% 5/15/50	20,000	13,152
Albemarle Corp. 4.65% 6/1/27	50,000	48,129
CF Industries Holdings, Inc. 5.15% 3/15/34	50,000	47,342
DuPont de Nemours, Inc.:
4.725% 11/15/28	20,000	19,754
5.419% 11/15/48	62,000	60,431
Ecolab, Inc.:
1.3% 1/30/31	125,000	97,225
2.125% 2/1/32	50,000	40,468
LYB International Finance BV 5.25% 7/15/43	50,000	44,364
LYB International Finance II BV 3.5% 3/2/27	90,000	84,973
LYB International Finance III LLC:
3.375% 10/1/40	50,000	35,699
3.625% 4/1/51	50,000	33,560
Nutrien Ltd.:
3.95% 5/13/50	100,000	74,153
4.2% 4/1/29	6,000	5,707
5% 4/1/49	11,000	9,465
RPM International, Inc. 3.75% 3/15/27	50,000	47,471
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	284,026
4.5% 6/1/47	54,000	45,656
The Dow Chemical Co.:
2.1% 11/15/30	100,000	82,379
4.25% 10/1/34	55,000	49,681
4.8% 5/15/49	40,000	33,576
5.55% 11/30/48	30,000	28,284
The Mosaic Co. 4.05% 11/15/27	70,000	67,229
Westlake Corp. 3.125% 8/15/51	50,000	30,362
		1,346,754
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31	55,000	44,680
2.5% 3/15/30	60,000	50,368
		95,048
Containers & Packaging - 0.1%
International Paper Co.:
4.35% 8/15/48	30,000	24,294
7.3% 11/15/39	50,000	55,565
WRKCo, Inc. 4% 3/15/28	100,000	94,005
		173,864
Metals & Mining - 0.1%
ArcelorMittal SA 4.25% 7/16/29	70,000	65,878
Freeport-McMoRan, Inc. 5.45% 3/15/43	85,000	76,263
Newmont Corp.:
2.8% 10/1/29	70,000	61,484
5.45% 6/9/44	50,000	47,237
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	50,000	48,202
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42	50,000	42,314
		341,378
Paper & Forest Products - 0.0%
Suzano Austria GmbH 3.125% 1/15/32	50,000	39,520
TOTAL MATERIALS		1,996,564
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2.95% 3/15/34	75,000	59,140
3% 5/18/51	100,000	60,018
American Homes 4 Rent LP 4.9% 2/15/29	75,000	71,916
American Tower Corp.:
1.3% 9/15/25	40,000	36,994
2.1% 6/15/30	60,000	48,434
3.1% 6/15/50	60,000	37,672
3.55% 7/15/27	100,000	94,094
3.6% 1/15/28	110,000	102,281
AvalonBay Communities, Inc. 2.05% 1/15/32	105,000	84,132
Boston Properties, Inc.:
2.75% 10/1/26	40,000	36,227
3.25% 1/30/31	107,000	86,706
Corporate Office Properties LP 2.75% 4/15/31	40,000	30,588
Crown Castle International Corp.:
1.35% 7/15/25	23,000	21,438
2.25% 1/15/31	145,000	116,031
3.25% 1/15/51	47,000	30,247
EPR Properties 4.5% 6/1/27	50,000	45,891
ERP Operating LP 4.5% 7/1/44	50,000	41,124
Federal Realty OP LP 3.5% 6/1/30	50,000	43,591
Healthpeak OP, LLC 2.875% 1/15/31	210,000	173,348
Invitation Homes Operating Partnership LP 4.15% 4/15/32	50,000	43,731
Kilroy Realty LP 3.05% 2/15/30	50,000	39,930
Kimco Realty OP, LLC:
1.9% 3/1/28	110,000	94,176
2.8% 10/1/26	150,000	139,391
NNN (REIT), Inc. 3% 4/15/52	50,000	29,765
Omega Healthcare Investors, Inc. 3.375% 2/1/31	40,000	32,449
Prologis LP:
1.625% 3/15/31	100,000	77,404
1.75% 2/1/31	100,000	78,901
4.625% 1/15/33	50,000	47,505
Public Storage 5.1% 8/1/33	80,000	78,569
Realty Income Corp.:
2.85% 12/15/32	105,000	85,015
4.125% 10/15/26	75,000	72,581
4.9% 7/15/33	50,000	47,506
Regency Centers LP 3.7% 6/15/30	50,000	44,581
Simon Property Group LP:
2.2% 2/1/31	100,000	79,996
2.65% 7/15/30	50,000	42,257
3.375% 12/1/27	125,000	116,252
4.75% 3/15/42	55,000	46,340
Sun Communities Operating LP 2.7% 7/15/31	40,000	31,682
UDR, Inc. 2.1% 6/15/33	35,000	25,630
Ventas Realty LP 4.875% 4/15/49	80,000	63,338
VICI Properties LP 5.625% 5/15/52	55,000	47,427
Vornado Realty LP 3.5% 1/15/25	50,000	47,873
Welltower OP LLC:
2.7% 2/15/27	120,000	110,707
4.95% 9/1/48	36,000	31,326
Weyerhaeuser Co. 4% 11/15/29	75,000	69,179
WP Carey, Inc. 4% 2/1/25	70,000	68,490
		2,911,873
Real Estate Management & Development - 0.1%
CBRE Group, Inc. 4.875% 3/1/26	50,000	48,974
Digital Realty Trust LP:
3.7% 8/15/27	26,000	24,493
5.55% 1/15/28	35,000	34,955
Essex Portfolio LP 2.65% 3/15/32	70,000	55,773
Mid-America Apartments LP 4.2% 6/15/28	75,000	71,576
		235,771
TOTAL REAL ESTATE		3,147,644
UTILITIES - 0.8%
Electric Utilities - 0.5%
AEP Texas, Inc. 3.8% 10/1/47	45,000	31,541
Avangrid, Inc. 3.2% 4/15/25	70,000	67,579
Baltimore Gas & Electric Co. 3.5% 8/15/46	50,000	35,297
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	90,000	62,113
Commonwealth Edison Co.:
3.8% 10/1/42	125,000	96,911
4% 3/1/48	86,000	67,755
Eversource Energy:
2.55% 3/15/31	125,000	101,999
2.9% 10/1/24	70,000	68,261
5.45% 3/1/28	200,000	200,206
Exelon Corp.:
2.75% 3/15/27	160,000	148,584
4.1% 3/15/52	65,000	49,640
5.3% 3/15/33	20,000	19,721
ITC Holdings Corp. 3.25% 6/30/26	50,000	47,548
Nevada Power Co. 3.125% 8/1/50	50,000	31,641
NSTAR Electric Co. 4.95% 9/15/52	40,000	35,814
Ohio Power Co. 5% 6/1/33	50,000	48,030
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	83,000	76,171
4.6% 6/1/52	50,000	42,741
5.3% 6/1/42	85,000	83,840
PECO Energy Co. 3.9% 3/1/48	50,000	39,082
PG&E Wildfire Recovery 5.212% 12/1/49	110,000	102,146
PPL Electric Utilities Corp.:
3% 10/1/49	30,000	19,681
5% 5/15/33	50,000	48,899
Public Service Electric & Gas Co.:
3.6% 12/1/47	87,000	64,459
3.65% 9/1/42	60,000	46,794
		1,636,453
Gas Utilities - 0.1%
Atmos Energy Corp.:
3% 6/15/27	100,000	93,735
4.125% 10/15/44	75,000	62,941
Piedmont Natural Gas Co., Inc. 2.5% 3/15/31	80,000	65,189
Southern California Gas Co.:
2.55% 2/1/30	90,000	76,630
5.2% 6/1/33	50,000	49,249
Southwest Gas Corp. 5.45% 3/23/28	36,000	35,912
		383,656
Multi-Utilities - 0.2%
CMS Energy Corp. 3.45% 8/15/27	60,000	56,158
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	33,115
3.95% 4/1/50	130,000	100,607
4.45% 3/15/44	45,000	38,096
5.3% 3/1/35	50,000	48,472
5.5% 12/1/39	50,000	47,606
Consumers Energy Co. 4.35% 4/15/49	100,000	83,423
San Diego Gas & Electric Co. 3.75% 6/1/47	85,000	62,712
Sempra:
3.4% 2/1/28	26,000	24,100
3.8% 2/1/38	30,000	24,341
4% 2/1/48	86,000	65,586
		584,216
Water Utilities - 0.0%
American Water Capital Corp.:
3.75% 9/1/47	50,000	37,967
6.593% 10/15/37	64,000	70,768
		108,735
TOTAL UTILITIES		2,713,060
TOTAL NONCONVERTIBLE BONDS (Cost $101,018,301)		89,529,689

U.S. Government and Government Agency Obligations - 44.3%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
0.375% 8/25/25	95,000	88,028
0.5% 6/17/25	240,000	224,416
0.625% 4/22/25	1,682,000	1,585,053
0.75% 10/8/27	125,000	108,731
0.875% 8/5/30	83,000	65,410
1.625% 10/15/24	70,000	67,871
1.75% 7/2/24	220,000	215,491
6.625% 11/15/30	229,000	256,453
Federal Home Loan Bank:
0.375% 9/4/25	70,000	64,815
0.5% 4/14/25	105,000	98,834
1.25% 10/26/26	930,000	845,645
1.5% 8/15/24	50,000	48,709
2.5% 2/13/24	80,000	79,523
3.25% 6/9/28	55,000	52,375
3.25% 11/16/28	10,000	9,521
Freddie Mac:
0.375% 7/21/25	160,000	148,979
0.375% 9/23/25	93,000	85,895
1.5% 2/12/25	120,000	115,193
6.25% 7/15/32	130,000	146,004
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,306,946
U.S. Treasury Obligations - 43.0%
U.S. Treasury Bonds:
1.125% 8/15/40	1,085,000	637,607
1.25% 5/15/50	1,382,000	678,638
1.375% 11/15/40	599,000	366,677
1.375% 8/15/50	1,239,000	629,518
1.625% 11/15/50	1,136,000	618,410
1.75% 8/15/41	1,572,000	1,011,668
1.875% 2/15/41	1,509,000	1,004,487
1.875% 2/15/51	96,000	55,819
1.875% 11/15/51	1,189,000	688,784
2% 11/15/41	1,046,000	700,779
2% 2/15/50	45,000	27,200
2% 8/15/51	579,000	346,812
2.25% 5/15/41	2,291,000	1,619,988
2.25% 8/15/46	6,000	3,934
2.25% 8/15/49	34,000	21,857
2.25% 2/15/52	160,000	101,938
2.375% 2/15/42	1,650,000	1,175,625
2.375% 11/15/49	1,000	661
2.375% 5/15/51	842,000	553,155
2.5% 2/15/45	235,000	164,821
2.5% 2/15/46	89,000	61,719
2.5% 5/15/46	83,000	57,390
2.75% 8/15/42	41,000	30,953
2.75% 11/15/42	4,000	3,010
2.75% 11/15/47	23,000	16,550
2.875% 8/15/45	95,000	71,031
2.875% 5/15/49	12,000	8,819
2.875% 5/15/52	2,450,000	1,799,314
3% 5/15/42	13,000	10,251
3% 11/15/44	7,000	5,386
3% 5/15/45	121,000	92,712
3% 11/15/45	188,000	143,453
3% 5/15/47	17,000	12,854
3% 2/15/48	4,000	3,016
3% 8/15/48	28,000	21,095
3% 2/15/49	20,000	15,065
3% 8/15/52	2,260,000	1,705,064
3.125% 11/15/41	75,000	60,732
3.125% 2/15/43	125,000	99,644
3.125% 8/15/44	238,000	187,379
3.125% 5/15/48	57,000	43,984
3.25% 5/15/42	1,145,000	937,290
3.375% 8/15/42	390,000	324,401
3.375% 5/15/44	198,000	162,700
3.375% 11/15/48	32,000	25,843
3.625% 8/15/43	47,000	40,350
3.625% 2/15/53	1,290,000	1,100,682
3.625% 5/15/53	700,000	597,516
3.75% 8/15/41	48,000	42,658
3.75% 11/15/43	39,000	34,043
3.875% 8/15/40	20,000	18,209
3.875% 2/15/43	2,320,000	2,069,422
3.875% 5/15/43	650,000	579,313
4% 11/15/42	1,920,000	1,746,075
4% 11/15/52	1,005,000	918,672
4.125% 8/15/53	1,500,000	1,402,734
4.375% 11/15/39	24,000	23,385
4.375% 5/15/40	45,000	43,671
4.375% 8/15/43	2,570,000	2,456,358
4.5% 2/15/36	1,000	1,016
4.5% 5/15/38	45,000	44,993
4.75% 11/15/43	190,000	191,425
4.75% 11/15/53	660,000	686,091
5% 5/15/37	10,000	10,600
U.S. Treasury Notes:
0.25% 5/15/24	5,000	4,886
0.25% 5/31/25	423,000	394,728
0.25% 6/30/25	277,000	257,632
0.25% 7/31/25	1,989,000	1,844,254
0.25% 8/31/25	753,000	695,937
0.25% 9/30/25	1,104,000	1,017,534
0.375% 9/15/24	1,295,000	1,246,387
0.375% 4/30/25	1,070,000	1,003,250
0.375% 11/30/25	1,261,000	1,158,002
0.375% 12/31/25	497,000	455,454
0.375% 1/31/26	781,000	713,059
0.375% 7/31/27	1,248,000	1,079,520
0.5% 3/31/25	222,000	209,166
0.5% 5/31/27	1,548,000	1,353,472
0.5% 6/30/27	1,571,000	1,369,470
0.5% 8/31/27	309,000	267,816
0.5% 10/31/27	64,000	55,138
0.625% 10/15/24	2,030,000	1,950,703
0.625% 3/31/27	808,000	713,691
0.625% 11/30/27	509,000	439,549
0.625% 12/31/27	338,000	291,103
0.625% 5/15/30	75,000	59,335
0.625% 8/15/30	204,000	160,013
0.75% 4/30/26	1,041,000	951,376
0.75% 8/31/26	595,000	537,964
0.75% 1/31/28	263,000	227,074
0.875% 6/30/26	430,000	392,577
0.875% 9/30/26	1,510,000	1,368,143
1% 7/31/28	2,000	1,720
1.125% 1/15/25	1,200,000	1,147,969
1.125% 2/28/25	328,000	312,523
1.125% 10/31/26	975,000	886,869
1.125% 2/28/27	1,000	902
1.125% 2/29/28	1,000	875
1.125% 8/31/28	10,000	8,630
1.125% 2/15/31	2,000	1,612
1.25% 11/30/26	194,000	176,699
1.25% 12/31/26	225,000	204,715
1.25% 3/31/28	13,000	11,415
1.25% 4/30/28	659,000	577,474
1.25% 6/30/28	262,000	228,523
1.25% 9/30/28	5,000	4,332
1.25% 8/15/31	259,000	206,967
1.375% 8/31/26	695,000	639,427
1.375% 10/31/28	410,000	356,556
1.375% 12/31/28	995,000	861,141
1.5% 9/30/24	905,000	877,603
1.5% 11/30/24	143,000	137,861
1.5% 2/15/25	1,400,000	1,341,813
1.5% 8/15/26	574,000	530,322
1.5% 1/31/27	173,000	158,180
1.5% 11/30/28	2,379,000	2,078,001
1.625% 9/30/26	93,000	86,061
1.625% 10/31/26	215,000	198,405
1.625% 11/30/26	136,000	125,290
1.625% 8/15/29	176,000	152,398
1.75% 7/31/24	21,000	20,515
1.75% 3/15/25	560,000	537,210
1.75% 1/31/29	465,000	409,563
1.875% 6/30/26	88,000	82,393
1.875% 7/31/26	238,000	222,316
1.875% 2/28/27	160,000	147,719
1.875% 2/28/29	1,065,000	942,483
2% 11/15/26	110,000	102,571
2.25% 3/31/26	92,000	87,281
2.25% 2/15/27	134,000	125,342
2.25% 8/15/27	35,000	32,449
2.25% 11/15/27	100,000	92,355
2.375% 5/15/27	22,000	20,570
2.375% 5/15/29	16,000	14,471
2.5% 4/30/24	5,000	4,941
2.5% 5/31/24	5,000	4,930
2.625% 12/31/25	5,000	4,799
2.625% 5/31/27	670,000	631,344
2.625% 2/15/29	57,000	52,422
2.625% 7/31/29	2,195,000	2,004,567
2.75% 5/15/25	3,260,000	3,159,653
2.75% 7/31/27	1,095,000	1,034,219
2.75% 2/15/28	492,000	461,596
2.75% 8/15/32	1,286,000	1,135,649
2.875% 5/31/25	10,000	9,711
2.875% 6/15/25	100,000	97,020
2.875% 11/30/25	31,000	29,930
2.875% 5/15/28	323,000	303,797
2.875% 8/15/28	61,000	57,202
2.875% 5/15/32	265,000	237,113
3% 7/15/25	1,060,000	1,029,525
3% 10/31/25	74,000	71,676
3.125% 8/15/25	225,000	218,769
3.125% 8/31/27	2,265,000	2,165,906
3.125% 11/15/28	155,000	146,596
3.125% 8/31/29	925,000	866,826
3.25% 6/30/27	670,000	644,639
3.25% 6/30/29	640,000	604,850
3.375% 5/15/33	1,040,000	961,025
3.5% 9/15/25	1,630,000	1,594,025
3.5% 1/31/28	860,000	831,949
3.5% 4/30/28	1,040,000	1,005,347
3.5% 1/31/30	900,000	857,742
3.5% 4/30/30	780,000	742,158
3.5% 2/15/33	1,970,000	1,841,027
3.625% 5/15/26	1,480,000	1,448,548
3.625% 3/31/28	1,030,000	1,000,790
3.625% 5/31/28	2,920,000	2,837,077
3.625% 3/31/30	1,660,000	1,591,136
3.75% 4/15/26	1,720,000	1,688,086
3.75% 5/31/30	1,520,000	1,466,563
3.75% 6/30/30	140,000	135,023
3.875% 1/15/26	3,440,000	3,386,519
3.875% 11/30/27	5,000	4,909
3.875% 12/31/27	1,190,000	1,168,422
3.875% 9/30/29	1,175,000	1,144,661
3.875% 11/30/29	1,850,000	1,801,293
3.875% 12/31/29	840,000	817,589
3.875% 8/15/33	2,250,000	2,163,867
4% 12/15/25	1,305,000	1,287,617
4% 2/29/28	720,000	710,100
4% 10/31/29	2,710,000	2,657,494
4% 2/28/30	610,000	597,395
4% 7/31/30	680,000	665,364
4.125% 6/15/26	1,290,000	1,277,251
4.125% 9/30/27	1,175,000	1,164,122
4.125% 10/31/27	1,765,000	1,748,660
4.125% 7/31/28	1,180,000	1,170,182
4.125% 8/31/30	2,290,000	2,256,634
4.125% 11/15/32	2,575,000	2,527,825
4.25% 9/30/24	1,000,000	991,914
4.25% 5/31/25	1,000,000	990,352
4.25% 10/15/25	2,235,000	2,214,658
4.375% 8/15/26	1,140,000	1,135,770
4.375% 11/30/28	670,000	672,513
4.375% 11/30/30	350,000	350,219
4.5% 11/15/25	60,000	59,752
4.5% 7/15/26	1,430,000	1,428,995
4.5% 11/15/33	820,000	830,122
4.625% 3/15/26	2,660,000	2,660,935
4.625% 9/15/26	2,680,000	2,689,213
4.625% 10/15/26	590,000	592,166
4.625% 11/15/26	2,910,000	2,922,504
4.625% 9/30/28	1,390,000	1,408,244
4.625% 9/30/30	970,000	984,550
4.875% 10/31/28	2,540,000	2,602,309
4.875% 10/31/30	1,960,000	2,018,800
5% 9/30/25	1,700,000	1,706,242
5% 10/31/25	480,000	482,230
TOTAL U.S. TREASURY OBLIGATIONS		148,953,568
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $165,081,060)		153,260,514

U.S. Government Agency - Mortgage Securities - 26.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 10.2%
1.5% 10/1/36 to 3/1/52	2,661,749	2,170,058
2% 7/1/35 to 2/1/52	12,020,485	9,598,085
2.5% 1/1/27 to 6/1/52	7,651,047	6,411,097
3% 8/1/32 to 7/1/52	7,725,666	6,732,129
3.5% 5/1/29 to 5/1/53	4,448,173	3,990,729
4% 6/1/34 to 10/1/52	2,065,412	1,908,635
4.5% 10/1/39 to 10/1/53	1,278,890	1,207,111
5% 5/1/29 to 11/1/53	1,425,966	1,386,784
5.5% 1/1/49 to 8/1/53	784,180	774,784
6% 10/1/53 to 11/1/53	496,399	498,390
6.5% 5/1/53 to 10/1/53	582,249	592,165
TOTAL FANNIE MAE		35,269,967
Freddie Mac - 8.6%
1.5% 12/1/36 to 3/1/52	2,529,854	1,954,218
2% 2/1/36 to 6/1/52	10,496,312	8,414,826
2.5% 3/1/33 to 4/1/52	8,266,886	6,763,694
3% 11/1/26 to 4/1/52	1,598,630	1,384,452
3.5% 9/1/33 to 9/1/52	2,103,634	1,877,896
4% 2/1/34 to 9/1/52	3,033,051	2,801,162
4.5% 11/1/40 to 4/1/53	2,011,040	1,902,419
5% 12/1/48 to 6/1/53	1,584,535	1,529,285
5.5% 6/1/49 to 11/1/53	1,817,407	1,794,034
6% 12/1/52 to 6/1/53	1,215,891	1,221,505
6.5% 8/1/53	196,059	199,377
TOTAL FREDDIE MAC		29,842,868
Ginnie Mae - 6.1%
1.5% 5/20/51	41,066	31,851
2% 2/20/51 to 3/20/52	4,193,783	3,387,891
2% 12/1/53 (e)	100,000	80,756
2% 12/1/53 (e)	150,000	121,134
2% 12/1/53 (e)	150,000	121,134
2% 12/1/53 (e)	150,000	121,134
2% 12/1/53 (e)	100,000	80,756
2% 1/1/54 (e)	100,000	80,873
2% 1/1/54 (e)	150,000	121,310
2% 1/1/54 (e)	100,000	80,873
2% 1/1/54 (e)	50,000	40,437
2.5% 12/20/49 to 8/20/52	4,491,242	3,763,294
2.5% 12/1/53 (e)	50,000	41,780
2.5% 12/1/53 (e)	150,000	125,340
2.5% 12/1/53 (e)	150,000	125,340
2.5% 12/1/53 (e)	50,000	41,780
2.5% 12/1/53 (e)	100,000	83,560
2.5% 1/1/54 (e)	100,000	83,662
2.5% 1/1/54 (e)	250,000	209,154
3% 7/20/42 to 11/20/53	3,515,085	3,064,812
3% 12/1/53 (e)	50,000	43,304
3% 12/1/53 (e)	100,000	86,607
3.5% 2/20/46 to 11/20/52	2,623,065	2,362,941
3.5% 12/1/53 (e)	100,000	89,441
4% 4/20/47 to 6/20/53	1,723,233	1,595,616
4% 12/1/53 (e)	100,000	92,147
4.5% 8/20/48 to 10/20/53	1,447,308	1,374,102
4.5% 12/1/53 (e)	100,000	94,647
5% 12/20/47 to 11/20/53	1,387,872	1,351,966
5.5% 12/20/48 to 10/20/53	1,086,343	1,080,144
6% 12/20/52 to 10/20/53	674,521	680,299
6% 12/1/53 (e)	100,000	100,738
6.5% 12/20/52 to 7/20/53	287,618	292,818
6.5% 12/1/53 (e)	100,000	101,689
6.5% 12/1/53 (e)	100,000	101,689
TOTAL GINNIE MAE		21,255,019
Uniform Mortgage Backed Securities - 1.9%
1.5% 12/1/38 (e)	100,000	84,922
2% 12/1/53 (e)	100,000	77,797
2% 12/1/53 (e)	100,000	77,797
2% 12/1/53 (e)	400,000	311,190
2% 12/1/53 (e)	200,000	155,595
2% 12/1/53 (e)	150,000	116,696
2% 12/1/53 (e)	175,000	136,146
2% 12/1/53 (e)	150,000	116,696
2% 12/1/53 (e)	125,000	97,247
2% 12/1/53 (e)	250,000	194,494
2% 12/1/53 (e)	175,000	136,146
2% 12/1/53 (e)	150,000	116,696
2% 12/1/53 (e)	175,000	136,146
2% 12/1/53 (e)	400,000	311,190
2% 12/1/53 (e)	500,000	388,987
2% 1/1/54 (e)	850,000	662,474
2% 1/1/54 (e)	50,000	38,969
2% 1/1/54 (e)	300,000	233,814
2.5% 12/1/53 (e)	350,000	283,856
2.5% 12/1/53 (e)	150,000	121,652
2.5% 12/1/53 (e)	75,000	60,826
2.5% 12/1/53 (e)	50,000	40,551
2.5% 12/1/53 (e)	150,000	121,652
2.5% 12/1/53 (e)	75,000	60,826
2.5% 12/1/53 (e)	300,000	243,305
2.5% 1/1/54 (e)	450,000	365,555
3% 12/1/53 (e)	50,000	42,211
3% 12/1/53 (e)	50,000	42,211
3% 12/1/53 (e)	50,000	42,211
3% 12/1/53 (e)	50,000	42,211
3% 12/1/53 (e)	300,000	253,266
3% 1/1/54 (e)	100,000	84,535
3% 1/1/54 (e)	50,000	42,268
4% 12/1/38 (e)	100,000	96,109
4% 12/1/53 (e)	100,000	90,852
4.5% 12/1/53 (e)	100,000	93,711
5% 12/1/53 (e)	100,000	96,332
5.5% 12/1/53 (e)	300,000	295,805
6% 12/1/53 (e)	200,000	200,672
6.5% 12/1/53 (e)	100,000	101,625
6.5% 12/1/53 (e)	300,000	304,875
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		6,520,119
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $105,555,614)		92,887,973

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	32,000	29,559
1.39% 7/15/30	60,000	51,086
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	30,000	29,752
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	33,489	32,790
Series 2022-3 Class A2A, 3.97% 4/15/27	130,000	127,332
Series 2023 2 Class A3, 5.05% 1/18/28	100,000	99,260
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	100,000	95,335
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	74,000	73,036
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	14,200
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	100,000	98,467
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	25,750	25,355
Hyundai Auto Receivables Trust:
Series 2022-C Class A3, 5.39% 6/15/27	70,000	69,941
Series 2023 A Class A3, 4.58% 4/15/27	100,000	98,654
3.72% 11/16/26	88,000	86,399
TOTAL ASSET-BACKED SECURITIES (Cost $968,023)		931,166

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	64,563	62,226
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	94,521
Series 2022-BNK39 Class A4, 2.928% 2/15/55	100,000	82,449
Series 2022-BNK41 Class A4, 3.7901% 4/15/65 (b)	270,000	237,801
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	100,000	80,954
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A5, 2.322% 9/15/54	100,000	79,154
Series 2021-C9 Class A5, 2.299% 2/15/54	200,000	160,212
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	106,760
Series 2021-B24 Class A5, 2.5843% 3/15/54	50,000	39,137
Series 2019-B12 Class A5, 3.1156% 8/15/52	19,000	16,604
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	54,430
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	100,000	84,761
Citigroup Commercial Mortgage Trust sequential payer Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	232,854
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	63,285
Class A5, 3.0161% 9/15/52	75,000	63,668
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	80,000	75,444
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	172,582
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	208,324
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	160,091
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	160,681
Series 2020-K121 Class A2, 1.547% 10/25/30	40,000	32,092
Series 2021-K125 Class A2, 1.846% 1/25/31	50,000	40,713
Series 2021-K128 Class A2, 2.02% 3/25/31	50,000	41,182
Series 2021-K130 Class A2, 1.723% 6/25/31	100,000	79,972
Series 2021-K136 Class A2, 2.127% 11/25/31	100,000	81,464
Series 2022-K145 Class A2, 2.58% 5/25/32	600,000	501,350
Series K080 Class A2, 3.926% 7/25/28	60,000	57,667
Series 2017-K068 Class A2, 3.244% 8/25/27	70,000	66,155
Series 2019-K094 Class A2, 2.903% 6/25/29	110,000	99,614
Series 2019-K1510 Class A2, 3.718% 1/25/31	41,000	37,739
Series 2021-K123 Class A2, 1.621% 12/25/30	130,000	104,581
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	84,825
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	97,012
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	116,000	87,546
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	25,193
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	100,000	88,258
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	64,465
Series 2019-C54 Class A4, 3.146% 12/15/52	100,000	86,589
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	60,900
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	22,734
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,681,850)		3,995,989

Foreign Government and Government Agency Obligations - 2.2%
	Principal Amount (a)	Value ($)
Alberta Province 1.3% 7/22/30	216,000	174,241
Chilean Republic:
2.55% 7/27/33	400,000	318,200
3.24% 2/6/28	230,000	214,475
4.95% 1/5/36	200,000	189,670
Hungarian Republic:
5.375% 3/25/24	306,000	305,853
7.625% 3/29/41	30,000	33,113
Indonesian Republic:
1.85% 3/12/31	450,000	360,612
2.85% 2/14/30	400,000	352,044
Israeli State:
3.25% 1/17/28	370,000	338,913
3.375% 1/15/50	100,000	66,065
Italian Republic 2.875% 10/17/29	385,000	336,177
Korean Republic 2.75% 1/19/27	200,000	188,832
Manitoba Province 2.6% 4/16/24	180,000	178,097
Ontario Province:
1.125% 10/7/30	224,000	177,733
2.3% 6/15/26	107,000	100,856
Panamanian Republic:
2.252% 9/29/32	300,000	209,829
3.16% 1/23/30	400,000	327,360
3.75% 3/16/25	460,000	443,399
4% 9/22/24	48,000	46,847
6.4% 2/14/35	80,000	74,812
Peruvian Republic:
1.862% 12/1/32	185,000	138,843
2.78% 12/1/60	65,000	37,408
3.3% 3/11/41	70,000	50,974
3.55% 3/10/51	55,000	38,665
7.35% 7/21/25	113,000	116,032
Philippine Republic:
1.648% 6/10/31	205,000	161,716
2.65% 12/10/45	200,000	129,022
5.17% 10/13/27	300,000	300,750
6.375% 10/23/34	100,000	108,511
Polish Government:
3.25% 4/6/26	283,000	271,227
4.875% 10/4/33	50,000	48,388
5.5% 4/4/53	40,000	38,404
Quebec Province:
2.5% 4/20/26	130,000	123,440
4.5% 9/8/33	100,000	97,292
United Mexican States:
3.25% 4/16/30	200,000	175,500
3.5% 2/12/34	317,000	257,721
3.771% 5/24/61	250,000	157,750
4.6% 2/10/48	50,000	38,575
4.75% 3/8/44	100,000	80,620
5.4% 2/9/28	200,000	201,000
5.55% 1/21/45	45,000	40,523
7.5% 4/8/33	55,000	60,803
Uruguay Republic:
4.125% 11/20/45	20,000	17,090
4.375% 10/27/27	15,000	15,000
4.375% 1/23/31	278,116	269,581
4.975% 4/20/55	63,000	57,288
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,520,457)		7,469,251

Supranational Obligations - 0.8%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	80,000	72,578
Asian Development Bank:
0.5% 2/4/26	200,000	182,756
2.5% 11/2/27	726,000	674,257
Corporacion Andina de Fomento 1.625% 9/23/25	193,000	179,769
European Investment Bank:
1.25% 2/14/31	83,000	66,985
2.25% 6/24/24	50,000	49,137
3.125% 12/14/23	90,000	89,942
Inter-American Development Bank:
0.625% 7/15/25	125,000	116,684
1.75% 3/14/25	66,000	63,277
2.25% 6/18/29	30,000	26,769
3.125% 9/18/28	60,000	56,525
3.2% 8/7/42	123,000	96,402
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	120,698
0.5% 10/28/25	145,000	133,704
0.75% 8/26/30	70,000	54,827
0.875% 5/14/30	67,000	53,429
1.25% 2/10/31	100,000	80,283
1.5% 8/28/24	50,000	48,626
1.625% 1/15/25	63,000	60,618
2.5% 3/19/24	120,000	118,969
2.5% 3/29/32	260,000	224,410
4% 7/25/30	350,000	339,671
International Finance Corp. 0.75% 8/27/30	40,000	31,367
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,217,832)		2,941,683

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25 (Cost $279,264)	279,000	262,950

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f) (Cost $1,395,127)	1,394,848	1,395,127

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $390,717,528)	352,674,342
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(6,559,610)
NET ASSETS - 100.0%	346,114,732

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(100,000)	(80,756)
2% 12/1/53	(150,000)	(121,134)
2% 12/1/53	(100,000)	(80,756)
2% 12/1/53	(50,000)	(40,378)
2.5% 12/1/53	(100,000)	(83,560)
2.5% 12/1/53	(250,000)	(208,900)

TOTAL GINNIE MAE		(615,484)

Uniform Mortgage Backed Securities
2% 12/1/53	(850,000)	(661,278)
2% 12/1/53	(50,000)	(38,899)
2% 12/1/53	(300,000)	(233,392)
2% 12/1/53	(150,000)	(116,696)
2% 12/1/53	(175,000)	(136,146)
2% 12/1/53	(400,000)	(311,190)
2.5% 12/1/53	(450,000)	(364,957)
3% 12/1/53	(100,000)	(84,422)
3% 12/1/53	(50,000)	(42,211)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,989,191)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,562,288)		(2,604,675)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $649,342 or 0.2% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	3,029,321	20,672,962	22,307,156	19,584	-	-	1,395,127	0.0%
Total	3,029,321	20,672,962	22,307,156	19,584	-	-	1,395,127

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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